Contract Assets and Contract Liabilities (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Contract assets	$ 40,000	$ 0
Total contract liabilities	567,555	0
Non-current contract liabilities	(76,500)	0
Current contract liabilities	491,055	0
Distribution license
Contract assets	40,000	0
Total contract liabilities	501,110	0
Service agreement
Total contract liabilities	43,282	0
Initial warranty
Total contract liabilities	18,474	0
Refurbishment license
Contract assets		0
Total contract liabilities	2,461
Tiered pricing
Total contract liabilities	$ 2,228	$ 0